Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

October 31, 2011

Dates Covered
Collections Period	10/01/11 - 10/31/11
Interest Accrual Period	10/17/11 - 11/14/11
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/11	643,394,646.97	40,398
Yield Supplement Overcollateralization Amount at 09/30/11	27,853,968.38	0

Receivables Balance at 09/30/11	671,248,615.35	40,398
Principal Payments	22,316,634.37	869
Defaulted Receivables	1,071,089.70	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/11	26,541,069.66	0

Pool Balance at 10/31/11	621,319,821.62	39,473

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540
Delinquent Receivables:
Past Due 31-60 days	7,012,633.60	547
Past Due 61-90 days	1,445,355.69	107
Past Due 91 + days	162,319.11	11

Total	8,620,308.40	665

Total 31+ Delinquent as % Ending Pool Balance	1.39%

Recoveries	591,215.16

Aggregate Net Losses - October 2011	479,874.54

Overcollateralization Target Amount	37,279,189.30
Actual Overcollateralization	37,279,189.30

Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	50.59

Flow of Funds	$ Amount

Collections	25,025,518.92
Advances	(1,221.44)
Investment Earnings on Cash Accounts	3,106.96
Servicing Fee	(559,373.85)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,468,030.59

Distributions of Available Funds
(1) Class A Interest	513,358.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	20,750,335.83
(9) Distribution to Certificateholders	3,106,666.79
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	24,468,030.59

Servicing Fee	559,373.85
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 10/17/11	604,790,968.15
Principal Paid	20,750,335.83
Note Balance @ 11/15/11	584,040,632.32

Class A-1
Note Balance @ 10/17/11	7,062,968.15
Principal Paid	7,062,968.15
Note Balance @ 11/15/11	0.00
Note Factor @ 11/15/11	0.0000000%

Class A-2
Note Balance @ 10/17/11	208,000,000.00
Principal Paid	13,687,367.68
Note Balance @ 11/15/11	194,312,632.32
Note Factor @ 11/15/11	93.4195348%

Class A-3
Note Balance @ 10/17/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/11	213,000,000.00
Note Factor @ 11/15/11	100.0000000%

Class A-4
Note Balance @ 10/17/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 11/15/11	127,995,000.00
Note Factor @ 11/15/11	100.0000000%

Class B
Note Balance @ 10/17/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 11/15/11	24,366,000.00
Note Factor @ 11/15/11	100.0000000%

Class C
Note Balance @ 10/17/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 11/15/11	24,367,000.00
Note Factor @ 11/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	611,027.97
Total Principal Paid	20,750,335.83

Total Paid	21,361,363.80

Class A-1
Coupon	0.29442%
Interest Paid	1,675.14
Principal Paid	7,062,968.15

Total Paid to A-1 Holders	7,064,643.29

Class A-2
Coupon	0.64000%
Interest Paid	110,933.33
Principal Paid	13,687,367.68

Total Paid to A-2 Holders	13,798,301.01

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7650013
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.9792268

Total Distribution Amount	26.7442281

A-1 Interest Distribution Amount	0.0083340
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	35.1391450

Total A-1 Distribution Amount	35.1474790

A-2 Interest Distribution Amount	0.5333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	65.8046523

Total A-2 Distribution Amount	66.3379856

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/11	79,087.96
Balance as of 10/31/11	77,866.52
Change	(1,221.44)

Reserve Account
Balance as of 10/17/11	2,064,965.17
Investment Earnings	266.11
Investment Earnings Paid	(266.11)
Deposit/(Withdrawal)	—
Balance as of 11/15/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17